Investments in Subsidiaries - Summarized Financial Information Including Goodwill On Acquisition And Consolidation Adjustment But Before Intercompany Eliminations Of Subsidiaries With Material Non Controlling Interests (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2022 CNY (¥)
Summarized statement of financial position
Current assets	¥ 25,155,199		¥ 20,521,231		$ 3,633,674
Current liabilities	(18,079,275)		(13,230,505)		(2,611,555)
Non-current liabilities	(983,607)		(1,518,024)		(142,082)
Total equity	12,895,619		12,299,565	¥ 12,175,625	1,862,775	¥ 11,835,064
Attributable to NCI	3,314,658		3,134,940		478,803
Summarized statement of comprehensive income
Revenue	24,661,772	$ 3,562,398	19,133,575	18,046,349
Profit after tax	810,501	117,077	491,742	422,856
Total comprehensive income for the year	813,584	117,522	510,201	454,874
Attributable to NCI	279,276	40,341	172,119	144,491
Summarized statement of cash flows
Operating	2,718,305	392,660	779,416	1,226,038
Investing	(274,357)	(39,631)	113,101	(113,256)
Financing	(828,035)	(119,610)	(526,635)	(33,742)
Guangxi Yuchai Machinery Company Limited [member]
Summarized statement of financial position
Current assets	24,284,674		19,675,359		3,507,927
Non-current assets, excluding goodwill	6,500,775		6,225,707		939,038
Goodwill	212,636		212,636		30,715
Current liabilities	(18,042,437)		(13,208,372)		(2,606,234)
Non-current liabilities	(903,833)		(1,451,625)		(130,559)
Net assets/(liabilities)	12,051,815		11,453,705		1,740,887
Total equity	12,051,815		11,453,705		1,740,887
Attributable to NCI	3,092,931		2,921,456	2,741,359	$ 446,775
Summarized statement of comprehensive income
Revenue	24,625,748	3,557,195	19,102,797	18,015,280
Profit after tax	873,588	126,190	511,379	431,697
Total comprehensive income for the year	877,638	126,775	515,926	442,666
Attributable to NCI	269,982	38,999	165,388	135,173
Summarized statement of cash flows
Operating	2,761,715	398,930	837,220	1,261,921
Investing	(374,952)	(54,162)	18,761	23,243
Financing	(874,574)	(126,332)	(293,216)	(67,590)
Net increase in cash and cash equivalents	¥ 1,512,189	$ 218,436	¥ 562,765	¥ 1,217,574